UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			     Washington, D.C. 20549

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Aster Investment Management Co., Inc.
Address: 60 East Sir Francis Drake Blvd., Suite 306
	 Larkspur, CA  94939

13F File Number:  28-01919

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Gregg B.Keeling
Title:	Vice President of Operations
Phone:	415-461-8770
Signature, Place and Date of Signing:

   Gregg B.Keeling	Larkspur, CA        January 17, 2001

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                            FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:		111

Form 13F Information Table Value Total:		$432,168



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Agrium Inc.                    COM              008916108     5265   360000 SH       DEFINED                360000
American Tower Corp.           COM              029912201     2204    58180 SH       SOLE                    58180
                                                              4681   123600 SH       DEFINED                123600
Atlantic Coast Airlines Holdin COM              048396105     2676    65475 SH       SOLE                    65475
                                                              5477   134000 SH       DEFINED                134000
Avid Technology, Inc.          COM              05367P100     3927   215000 SH       DEFINED                215000
B.F. Goodrich Company          COM              382388106     7188   197600 SH       DEFINED                197600
Barrett Resources Corporation  COM              068480201     7670   135000 SH       DEFINED                135000
Bed, Bath & Beyond, Inc.       COM              075896100     2630   117524 SH       SOLE                   117524
                                                              4157   185800 SH       DEFINED                185800
Belden, Inc.                   COM              077459105     4441   175000 SH       DEFINED                175000
Burlington Coat Factory Wareho COM              121579106     3314   175000 SH       DEFINED                175000
CEC Entertainment, Inc.        COM              125137109     2136    62599 SH       SOLE                    62599
                                                              4607   135000 SH       DEFINED                135000
Callaway Golf Company          COM              131193104     2049   110000 SH       DEFINED                110000
Catapult Communications Corpor COM              149016107     2177   130000 SH       DEFINED                130000
Centurytel, Inc.               COM              156700106     2168    60650 SH       SOLE                    60650
                                                             11537   322700 SH       DEFINED                322700
Cost Plus, Inc.                COM              221485105     2348    79924 SH       SOLE                    79924
                                                              3736   127200 SH       DEFINED                127200
Davita, Inc.                   COM              89151A107     1159    67700 SH       SOLE                    67700
                                                              5369   313500 SH       DEFINED                313500
Dial Corporation               COM              25247D101     6142   558400 SH       DEFINED                558400
Diamond Offshore Drilling, Inc COM              25271C102     6992   174800 SH       DEFINED                174800
ESC Medical Systems            COM              M40868107     2051   170000 SH       DEFINED                170000
Electronics Boutique Holdings  COM              286045109      175    10000 SH       SOLE                    10000
                                                              3447   197000 SH       DEFINED                197000
Ensco International Incorporat COM              26874Q100     7157   210100 SH       DEFINED                210100
Expeditors International of Wa COM              302130109     2576    47988 SH       SOLE                    47988
                                                              4027    75000 SH       DEFINED                 75000
FPIC Insurance Group, Inc.     COM              302563101     1608   175000 SH       DEFINED                175000
Federal Signal Corporation     COM              313855108     4710   240000 SH       DEFINED                240000
FileNET Corporation            COM              316869106     5450   200000 SH       DEFINED                200000
Fundtech Ltd.                  COM              M47095100     2145   120000 SH       DEFINED                120000
Genesis Microchip Incorporated COM              371933102     2312   250000 SH       DEFINED                250000
Genrad, Inc.                   COM              372447102     2500   250000 SH       DEFINED                250000
HEALTHSOUTH Corporation        COM              421924101     8867   543600 SH       DEFINED                543600
Haemonetics Corporation        COM              405024100     4847   157000 SH       DEFINED                157000
Harleysville Group             COM              412824104     2618    89500 SH       DEFINED                 89500
Health Management Associates   COM              421933102     2476   119316 SH       SOLE                   119316
                                                              4449   214400 SH       DEFINED                214400
Healthcare Realty Trust        COM              421946104     5844   275000 SH       DEFINED                275000
Hilton Hotels Corporation      COM              432848109     6300   600000 SH       DEFINED                600000
Hyperion Solutions Corporation COM              44914M104     2408   156000 SH       DEFINED                156000
Integrated Device Technology,  COM              458118106      953    28780 SH       SOLE                    28780
                                                              1451    43800 SH       DEFINED                 43800
Jack in the Box                COM              466367109     2252    76500 SH       SOLE                    76500
                                                              4916   167000 SH       DEFINED                167000
KEMET Corporation              COM              488360108     1141    75450 SH       SOLE                    75450
                                                              2408   159200 SH       DEFINED                159200
Kohl's Corporation             COM              500255104     2994    49080 SH       SOLE                    49080
                                                              7381   121000 SH       DEFINED                121000
Lakehead Pipeline Partners, In COM              511557100     2834    68700 SH       DEFINED                 68700
Lincare Holdings, Inc.         COM              532791100     2885    50550 SH       SOLE                    50550
                                                             11470   201000 SH       DEFINED                201000
MSC Industrial Direct          COM              553530106     2077   115000 SH       DEFINED                115000
McKesson HBOC                  COM              58155Q103     4845   135000 SH       DEFINED                135000
Mercury General Corp.          COM              589400100     3137    71500 SH       SOLE                    71500
                                                              6230   142000 SH       DEFINED                142000
Molex Incorporated (Class A)   COM              608554200     1382    54343 SH       SOLE                    54343
                                                              2957   116250 SH       DEFINED                116250
NiSource, Inc.                 COM              65473P105     6826   222000 SH       DEFINED                222000
Olin Corporation               COM              680665205     5199   235000 SH       DEFINED                235000
Omnicare, Inc.                 COM              681904108     6866   317500 SH       DEFINED                317500
P.F. Chang's China Bistro      COM              69333Y108     1710    54400 SH       SOLE                    54400
                                                              3207   102000 SH       DEFINED                102000
Pacific Century Financial Corp COM              694058108     2665   150644 SH       SOLE                   150644
                                                              6277   354900 SH       DEFINED                354900
Pall Corp                      COM              696429307     6835   320700 SH       DEFINED                320700
Parametric Technology Corporat COM              699173100     3424   254800 SH       DEFINED                254800
Partner RE Ltd.                COM              G6852T105     8845   145000 SH       DEFINED                145000
Paychex, Inc.                  COM              704326107     2361    48564 SH       SOLE                    48564
                                                              3554    73100 SH       DEFINED                 73100
PeopleSoft, Inc.               COM              712713106     3347    90000 SH       DEFINED                 90000
Plantronics, Inc               COM              727493108     2909    61900 SH       SOLE                    61900
                                                              5405   115000 SH       DEFINED                115000
Precision Drilling Corporation COM              74022D100     2387    63558 SH       SOLE                    63558
                                                              5709   152000 SH       DEFINED                152000
Province Healthcare Company    COM              743977100     2472    62775 SH       SOLE                    62775
                                                              4855   123300 SH       DEFINED                123300
Raytheon Company               COM              755111408     7362   237000 SH       DEFINED                237000
Regis Corporation              COM              758932107     1717   118394 SH       SOLE                   118394
                                                              3876   267300 SH       DEFINED                267300
Renal Care Group, Inc.         COM              759930100     2946   107450 SH       SOLE                   107450
                                                              6537   238400 SH       DEFINED                238400
Republic Services, Inc.        COM              760759100     1569    91275 SH       SOLE                    91275
                                                              4441   258400 SH       DEFINED                258400
Sonic Corporation              COM              835451105     2081    89250 SH       SOLE                    89250
                                                              4574   196200 SH       DEFINED                196200
Storage Technology Corp.       COM              862111200     5625   625000 SH       DEFINED                625000
Synopsys, Inc.                 COM              871607107     3012    63500 SH       SOLE                    63500
                                                              5991   126300 SH       DEFINED                126300
Tektronix, Inc.                COM              879131100     2287    67900 SH       SOLE                    67900
                                                              4389   130300 SH       DEFINED                130300
Thermo Electron Corporation    COM              883556102     4462   150000 SH       DEFINED                150000
Tom Brown, Inc. New            COM              115660201     3715   113000 SH       DEFINED                113000
Tweeter Home Entertainment Gro COM              901167106      318    26100 SH       SOLE                    26100
                                                              1066    87500 SH       DEFINED                 87500
USA Education, Inc.            COM              78442A109     6120    90000 SH       DEFINED                 90000
Ultimate Electronics, Inc.     COM              903849107       97     4400 SH       SOLE                     4400
Ultratech Stepper, Inc.        COM              904034105     2921   112900 SH       DEFINED                112900
United Stationers              COM              913004107      716    28800 SH       SOLE                    28800
                                                              3040   122200 SH       DEFINED                122200
VF Corporation                 COM              918204108     6523   180000 SH       DEFINED                180000
Varco International            COM              892081100     2246   103286 SH       SOLE                   103286
                                                              3765   173125 SH       DEFINED                173125
Waste Management Inc.          COM              94106L109     9435   340000 SH       DEFINED                340000
West Marine, Inc.              COM              954235107       41    10000 SH       SOLE                    10000
                                                               144    34900 SH       DEFINED                 34900
Zale Corporation               COM              988858106     1582    54449 SH       SOLE                    54449
                                                              3380   116300 SH       DEFINED                116300